Segments Results (Schedule Of Components Of Results Of Operations By Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Revenues	$ 28,068	$ 28,518	$ 55,527	$ 55,448	$ 112,920
Gross profit	6,667	6,563	12,801	12,756	25,981
Sales and marketing	1,736	1,710	3,347	3,454	7,067
General and administrative	2,455	2,358	5,025	4,805	10,130
Operating income	2,476	2,495	4,429	4,497	8,784
Financial income (expenses), net	(561)	7	380	(687)	(2,470)
Other expenses, net					(1)
Income before taxes on income	1,915	2,502	4,809	3,810	6,313
Depreciation and amortization	2,231	2,039	4,436	3,987	8,477
Mobile Satellite Communication Services [Member]
Revenues	2,155	2,174	4,129	4,065	8,334
Gross profit	270	73	512	123	384
Depreciation and amortization	84	75	168	146	506
Content Management And Distribution Services [Member]
Revenues	25,913	26,344	51,398	51,383	104,586
Gross profit	6,397	6,490	12,289	12,633	25,597
Depreciation and amortization	$ 2,147	$ 1,964	$ 4,268	$ 3,841	$ 7,971